Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Acuitas US Microcap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Acuitas US Microcap Fund's (the "Fund") investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-11-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	(1)"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of publicly traded domestic micro-cap companies. For the purposes of this policy, micro-cap companies are those with market capitalizations of less than $1 billion. The Fund will invest primarily in equity securities, which may include common stock, preferred stock and securities convertible into common stock.

The Fund will pursue its investment objective using a "multi-manager" process, allocating assets among a carefully chosen group of asset managers (the "Subadvisers"). Acuitas Investments, LLC (the "Adviser") will select the Fund's Subadvisers using its manager research and selection process which seeks to identify investment managers that are likely to achieve high performance over a long time horizon.

The Adviser's investment manager selection process is research driven. The Adviser develops a strong fundamental understanding of each potential investment manager's investment process, what types of securities the investment manager is likely to invest in, and in what markets that investment manager would be likely to perform well or poorly. The Adviser may select Subadvisers that invest in any combination of value, growth or core micro-cap investments in an effort to diversify the Fund's portfolio while capitalizing on the underlying managers' stock selection skills.

In selecting investments for the Fund, each Subadviser may identify micro-cap companies across many industries that are expected to benefit from long-term industry, general market, or company-specific trends. Each Subadviser may select securities based upon fundamental analysis of industries and the economic cycle, company-specific analysis such as product cycles and quality of management, rigorous valuation analysis, or a number of other criteria intended to help the Fund achieve its investment objective. Subadvisers may sell the Fund's investments to secure gains, limit losses or reinvest in more promising investment opportunities. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending on the economic environment and judgment of the Adviser and Subadvisers, may invest in either growth companies or value companies to the exclusion of the other. In addition, the Fund may invest in exchange-traded funds ("ETFs") in order to equitize cash balances if cash levels are unusually high and if no potential replacement securities have been identified for purchase in the short-term. ETFs will be selected based on their ability to offer specific sector and style exposure desired.

The Adviser has responsibility for allocating Fund assets among Subadvisers in a manner that the Adviser believes will reduce tracking error. The Adviser may invest the Fund's assets directly in the same manner as any Subadviser in pursuit of the Fund's investment objective. The Adviser may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of publicly traded domestic micro-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following additional risks could affect the value of your investment:

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities investment value.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Growth Company Risk. The Fund may invest in growth securities that are susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Multi-Manager Risk. The success of the Fund's strategy depends on, among other things, the Adviser's skill in selecting Subadvisers and the Subadvisers' skill in executing the relevant strategy. The Subadvisers' strategies may be out of favor at any time. In addition, because the Subadvisers each make their trading decisions independently, it is possible that Subadvisers may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

New Fund Risk. The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund's Adviser may not be successful in implementing the Fund's investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund's shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year.
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	632
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 823

[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Acuitas Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 1.70% and 1.95%, respectively, through November 1, 2015 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of the Fund to exceed the Expense Cap in place at the time the fees were waived. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.